Line of credit, related party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Line Of Credit Related Party
Line of credit, related party

Note 5. Line of credit, related party:

In May 2021, the Company entered into a revolving credit facility which allowed for borrowings of up to $5 million from Starwood Trust, a shareholder of the Company. The facility had an initial term of 24 months (extended to 36 months in March 2023), with a new maturity date of May 10, 2024, at which time all outstanding borrowings and accrued interest, if any, were due in full. Borrowings accrued interest at a rate of 5% per annum.

In April 2023, the Company entered into a Promissory Note and Loan Agreement with the Bay Shore Trust, a trust established by a shareholder of the Company. Under this Promissory Note and Loan Agreement (the “Bay Shore Note”), the Company has the right to borrow up to an aggregate of $5 million from the Bay Shore Trust at any time up to the second anniversary of the issuance of the Bay Shore Note or, if earlier, upon the completion of the Company’s IPO. The Company’s right to borrow funds under the Bay Shore Note is subject to the absence of a material adverse change in the Company’s assets, operations, or prospects. The Bay Share Note, together with accrued interest, will become due and payable on the second anniversary of the issuance of the note, provided that it may be prepaid at any time without penalty. The Bay Shore Note will accrue interest at a rate equal 7% per annum, simple interest, during the first year that the note is outstanding and 10% per annum, simple interest, thereafter. The Bay Shore Note is unsecured.

The Bay Shore Note replaced the revolving credit facility that the Company entered into with Starwood Trust, a separate trust established by a shareholder of the Company, in May 2021 and pursuant to which the Company had an outstanding principal balance of $0.2 million as of the date of the Bay Shore Note (which outstanding balance was retired with an advance under the Bay Shore Note).

In consideration of the loan facility provided by the Bay Shore Trust, in April 2023, the Company issued to the Bay Shore Trust a common stock purchase warrant giving the Bay Shore Trust the right to purchase up to 1,000,000 shares of common stock at an exercise price of $5.00 per share, which warrant will expire five years after the date of grant. Pursuant to a registration rights agreement, the Company has granted to Bay Shore Trust the right to require the Company, at any time after one year following the Company’s IPO, to register for resale the shares issuable upon the exercise of the warrant, with such registration rights being in the form of demand and “piggyback” registration rights that are subject to customary limitations and restrictions. See Note 8 for additional details related to these warrants.

On July 20, 2023, the Company entered into a conversion agreement with the Bay Shore Trust under which the Bay Shore Trust had agreed to convert, upon the completion of the IPO, $1.1 million of the outstanding principal balance of the Bay Shore Note into shares of the Company’s common stock at a conversion price equal to the Company’s IPO price, which resulted in the issuance of 157,170 shares to the Bay Shore Trust. On August 14, 2023, the Company paid $1.0 million in full to Bay Shore Trust, which was the amount due. The company also paid accrued interest of $0.03 million. There is a remaining amount of $0.01 in accrued interest due to Bay Shore Trust as of September 30, 2023.

Note 4. Line of credit, related party:

In May 2021, the Company entered into a revolving credit facility which allows for borrowings of up to $5,000,000 with a shareholder. The facility has an initial term of 24 months (extended to 36 months in March 2023), with a new maturity date of May 10, 2024, at which time all outstanding borrowings and accrued interest, if any, are due in full. Borrowings accrue interest at a rate of 5% per annum. The Company anticipates repaying the line of credit through proceeds from the anticipated initial public offering.